Acquisition of subsidiaries	12 Months Ended
Jun. 30, 2022
Acquisition of subsidiaries
Acquisition of subsidiaries

33 Acquisition of subsidiaries

(a)Business combination

On March 11, 2021, the Group acquired 70% of shares and voting interests in MINISO SG Pte. Ltd. from two third parties, at a cash consideration of SGD2,100,000 (equivalent to RMB10,257,000).

The following summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

RMB’000
Property, plant and equipment	1,539
Right-of-use assets	36,632
Inventories	6,775
Trade and other receivables	13,770
Cash and cash equivalents	1,433
Loans and borrowings	(21,979)
Trade and other payables	(12,092)
Lease liabilities	(38,713)
Current taxation	(770)
Total identifiable net liabilities acquired	(13,405)

Goodwill arising from the acquisition has been recognized as follows:

RMB’000
Consideration transferred	10,257
Share of fair value of identifiable net liabilities	9,383
Goodwill (Note 17)	19,640

The revenue and loss included in the consolidated statement of profit or loss from the acquisition dates to June 30, 2021 contributed by MINISO SG Pte. Ltd. was RMB19,073,000 and RMB8,236,000 respectively.

If the acquisition had occurred on July 1, 2020, management estimates that consolidated revenue would have been RMB9,117,348,000 and consolidated loss would have been RMB1,445,632,000 for the year ended June 30, 2021.

(b)Acquisition of assets and liabilities through acquisition of a subsidiary

As disclosed in Note 19, the Company previously held 20% equity interest in YGF Investment, which was accounted for using equity method. On October 27, 2021, the Company acquired the remaining 80% equity interest in YGF Investment from YGF MC Limited at a cash consideration of RMB694,479,000. The cash consideration was determined below:

RMB’000
Consideration for 80% equity interest in YGF Investment	1,375,600
Less: the amount of unpaid share capital of YGF MC Limited	(1,001,051)
Net consideration for 80% equity (via payment to YGF MC Limited)	374,549
Settlement of the amount due to fellow subsidiary of YGF MC Limited (via additional capital injection into YGF Investment by the Company)	319,930
694,479

Upon completion of the acquisition on October 27, 2021, YGF Investment became a wholly-owned subsidiary of the Group.

The major assets of YGF Investment comprised the land use right and prepayments for the construction project of a new headquarters building, for which no substantive progress was made as at the date of acquisition. The directors of the Company determined that the acquisition of assets and liabilities through acquisition of a subsidiary does not constitute a business combination. As such transaction is a step acquisition, the carrying amount of the previously owned 20% equity interest was included as part of the cost of the acquisition and was not remeasured at the date of acquisition.

The following summarizes the amounts of assets and liabilities recognized in Group’s consolidated financial statements at the date of acquisition:

RMB’000
Property, plant and equipment	10,290
Right-of-use assets	1,781,595
Prepayments for construction project	200,000
Trade and other receivables	58
Cash and cash equivalents	10,996
Trade and other payables	(964,558)
Total identifiable net assets acquired	1,038,381

Total acquisition cost for the above net assets:

RMB’000
Cash consideration	694,479
Add: carrying amount of the Group’s previously held equity interest in YGF Investment at the date of acquisition	343,902
1,038,381

Analysis of net cash outflow of cash and cash equivalents in respect of the acquisition of YGF Investment:

RMB’000
Cash considerations paid	694,479
Less: cash and cash equivalents acquired	(10,996)
Net cash outflow	683,483

The value of each identifiable assets and liabilities acquired was determined by the directors of the Company with reference to the valuation carried out by an independent valuer, Jones Lang LaSalle.